Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Parties
Schedule of key management personnel

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€’000	€’000	€’000
Basic salary (1)	683	135	—
Short-term employee benefits	5	—	—
Other long-term benefits	3	—	—
Share based compensation (2)	183	1,066	—
Total	874	1,201	—